Equity - Narrative (Details) € in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2023 EUR (€) vote shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares	Dec. 31, 2020 EUR (€)
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares	457,106,453	459,200,818	457,106,453	456,235,032
Issue of shares during the year		€ 42	€ 14	€ 28
Equity	€ 7,447	7,976	7,447	7,210	€ 6,025
Non-controlling interest	€ 0	0	€ 0	€ 177
PT Coca-Cola Bottling Indonesia | Samoa Breweries Limited (SBL)
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests				6.10%
PT Coca-Cola Bottling Indonesia
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired	29.40%		29.40%
Consideration paid	€ 282		€ 282
Coca-Cola Amatil Limited | PT Coca-Cola Bottling Indonesia | The Coca-Cola Company
Disclosure of classes of share capital [line items]
Proportion of ownership interests held by non-controlling interests				29.40%
RSU and PSU
Disclosure of classes of share capital [line items]
Dividends accrued	3	€ 3	€ 3	€ 1
Share capital
Disclosure of classes of share capital [line items]
Number of shares issued related to share-based payments awards (in shares) | shares		2,094,365	871,421	1,589,522
Equity	5	€ 5	€ 5	€ 5	5
Share premium
Disclosure of classes of share capital [line items]
Issue of shares during the year		42	14	28
Equity	234	276	234	220	192
Merger reserves
Disclosure of classes of share capital [line items]
Equity	€ 287	€ 287	€ 287	€ 287	€ 287
Ordinary shares
Disclosure of classes of share capital [line items]
Number of votes per share (in votes) | vote		1